15. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes Tables
Schedule of effective income tax rate

	As of December 31, 2016	As of December 31, 2015	As of December 31, 2014
Income tax calculated at statutory rate	(34.00%)	(34.00%)	(34.25%)
State income taxes, net of Federal tax benefit	0.00%	(3.63%)	(5.50%)
Temporary differences	(0.05%)	30.00%	(5.84%)
Permanent differences	26.89%	0.70%	25.14%
Change in valuation allowance	7.16%	6.93%	(10.49%)
(Benefit) from income taxes	0.00%	0.00%	(30.94%)

Schedule of deferred tax assets
	As of December 31, 2016	As of December 31, 2015	As of December 31, 2014
Amortization of intangible assets	$90,293	$94,366	$112,894
Operating loss carryforward	824,040	187,019	46,606
Gross deferred tax assets	914,332	281,385	159,500
Valuation allowance	(914,332)	(281,385)	(159,500)
Net deferred tax liability/(asset)	$—	$—	$—